..............................
                                                                    OMB Approval
                                                  ..............................
                                                           OMB Number: 3235-0006
                                                    Expires:   December 31, 2009
                                                  Estimated average burden hours
                                                             per response   22.6
                                                  ..............................

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

                       This Amendment (Check only one.):
                             [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                             Greywolf Advisors LLC
                        4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                         Form 13F File Number: 28-11776

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Jonathan Savitz
                senior managing member of the Reporting Manager
                                 (914) 251-8200


                              /s/ Jonathan Savitz
                            _______________________
                               Purchase, New York
                                August 14, 2009



                                  Report Type:
                                   13F Notice


               List of Other Managers Reporting for this Manager:
                         Greywolf Capital Management LP
                         Form 13F File Number 28-11771